Fair Value Measurements - Fair and Carrying Value (Details) (USD $) In Millions, unless otherwise specified	Aug. 29, 2013	Aug. 30, 2012
Fair Value [Member] | Level 2 [Member]
Fair value disclosure [Line Items]
Fair value of convertible debt instruments	$ 4,167	$ 2,669
Elpida creditor installment payments and other debt instruments	2,269	56
Carrying Value [Member]
Fair value disclosure [Line Items]
Fair value of convertible debt instruments	2,506	2,321
Elpida creditor installment payments and other debt instruments	$ 2,279	$ 58